INVENTORIES (Tables)	12 Months Ended
Jan. 03, 2015
Inventory Disclosure [Abstract]
Inventories

(Millions of Dollars)	2014	2013
Finished products	$1,105.0	$1,075.5
Work in process	141.4	122.9
Raw materials	316.3	274.9
Total	$1,562.7	$1,473.3